Cover	Aug. 07, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 07, 2025
Entity Registrant Name	ZAI LAB LIMITED
Entity Incorporation, State or Country Code	E9
Entity File Number	001-38205
Entity Tax Identification Number	98-1144595
Entity Address, Address Line One	899 Halei Road
Entity Address, Address Line Two	Building B, Pudong
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201203
City Area Code	86 21
Local Phone Number	6163 2588
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001704292
ADR
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 10 Ordinary Shares, par value $0.000006 per share
Trading Symbol	ZLAB
Security Exchange Name	NASDAQ
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.000006 per share*
Trading Symbol	9688